Condensed Consolidated Interim Statements of Stockholder' Deficit - USD ($)		Convertible Preferred Stock [Member] Preferred Stock [Member]		Convertible Preferred Stock [Member] Preferred Stock [Member] Previously Reported [Member]	Convertible Preferred Stock [Member] Preferred Stock [Member] Change in Reporting Entity, Adjustment [Member]	Common Stock [Member]		Common Stock [Member] Previously Reported [Member]	Common Stock [Member] Change in Reporting Entity, Adjustment [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Previously Reported [Member]	Additional Paid-in Capital [Member] Change in Reporting Entity, Adjustment [Member]	Treasury Stock, Common [Member]		Treasury Stock, Common [Member] Previously Reported [Member]		Treasury Stock, Common [Member] Change in Reporting Entity, Adjustment [Member]		Share Subscription Receivable [Member]	Share Subscription Receivable [Member] Previously Reported [Member]	Share Subscription Receivable [Member] Change in Reporting Entity, Adjustment [Member]	Retained Earnings [Member]	Retained Earnings [Member] Previously Reported [Member]	Retained Earnings [Member] Change in Reporting Entity, Adjustment [Member]	AOCI Attributable to Parent [Member]	AOCI Attributable to Parent [Member] Previously Reported [Member]	AOCI Attributable to Parent [Member] Change in Reporting Entity, Adjustment [Member]	Total	Previously Reported [Member]	Change in Reporting Entity, Adjustment [Member]
Balance at Dec. 31, 2023		$ 7,865,000		$ 7,865,000		$ 1,000		$ 2,000	$ (1,000)	$ 2,308,000	$ 2,307,000	$ (1,000)										$ (18,834,000)	$ (18,834,000)		$ 193,000	$ 193,000		$ (8,467,000)	$ (8,467,000)
Balance, shares at Dec. 31, 2023		5,950,673		9,043,234	(3,092,561)	6,067,341		9,220,534	(3,153,193)
Balance, shares at Dec. 31, 2023	[1],[2]
Stock-based compensation										1,067,000																		1,067,000
Net loss																						(15,383,000)						(15,383,000)
Issuance of shares upon repayment of 2023 Promissory Notes										899,000																		899,000
Issuance of shares upon repayment and forgiveness of 2023 Promissory Notes, shares						1,618,549
Foreign currency translation																									57,000			57,000
Common stock repurchase													(2,903,000)															2,903,000
Common stock repurchase, shares						(438,903)							438,903	[1],[2]
Issuance of common stock upon exercise of stock option										12,000																		12,000
Issuance of common stock upon exercise of stock option, shares						17,205
Gain on extinguishment recorded as a capital transaction										343,000																		343,000
Deemed dividend related to Shortfall Warrants modification ( refer note 15 )										70,000																		70,000
Net loss																												(15,383,000)
Balance at Dec. 31, 2024		$ 7,865,000		$ 7,865,000		$ 1,000		$ 2,000	$ (1,000)	4,699,000	4,698,000	1,000	$ (2,903,000)	[3],[4]	$ (2,903,000)	[3],[4]		[3],[4]				(34,217,000)	(34,217,000)		250,000	250,000		$ (24,305,000)	(24,305,000)
Balance, shares at Dec. 31, 2024	[3],[4]	5,950,673		9,043,234	(3,092,561)	7,264,192		11,039,388	(3,775,196)
Balance, shares at Dec. 31, 2024													438,903	[1],[2],[3],[4]	667,000	[3],[4]	(228,097)	[3],[4]										438,903
Stock-based compensation										118,000				[3],[4]														$ 118,000
Loss for extinguishment of convertible notes payable										391,000				[3],[4]														391,000
Net loss														[3],[4]								(4,039,000)						(4,039,000)
Issuance of shares upon repayment of 2023 Promissory Notes										3,000				[3],[4]														3,000
Issuance of shares upon repayment of 2023 Promissory Notes, shares	[3],[4]					6,772
Balance at Jun. 30, 2025		$ 7,865,000	[3],[4]			$ 1,000	[3],[4]			5,211,000			$ (2,903,000)	[3],[4]								(38,256,000)			250,000			(27,832,000)
Balance, shares at Jun. 30, 2025	[3],[4]	5,950,673				7,270,964
Balance, shares at Jun. 30, 2025	[3],[4]												438,903
Balance at Dec. 31, 2024		$ 7,865,000		$ 7,865,000		$ 1,000		$ 2,000	$ (1,000)	4,699,000	$ 4,698,000	$ 1,000	$ (2,903,000)	[3],[4]	$ (2,903,000)	[3],[4]		[3],[4]				(34,217,000)	$ (34,217,000)		250,000	$ 250,000		$ (24,305,000)	$ (24,305,000)
Balance, shares at Dec. 31, 2024	[3],[4]	5,950,673		9,043,234	(3,092,561)	7,264,192		11,039,388	(3,775,196)
Balance, shares at Dec. 31, 2024													438,903	[1],[2],[3],[4]	667,000	[3],[4]	(228,097)	[3],[4]										438,903
Stock-based compensation										231,000																		$ 231,000
Net loss																						(928,000)						(928,000)
Issuance of shares upon repayment of 2023 Promissory Notes										3,000																		3,000
Issuance of shares upon repayment and forgiveness of 2023 Promissory Notes, shares						6,772
Issuance of common stock upon cashless exercise of stock option										707,000																		707,000
Issuance of common stock upon cashless exercise of stock option, shares						745,896
Shares withheld related to cashless exercise										707,000																		707,000
Shares withheld related to cashless exercise, shares						(79,234)
Issuance of common stock upon the reverse recapitalization, net of issuance costs (refer note 20)						$ 1,000				8,507,000																		8,508,000
Issuance of common stock upon the reverse recapitalization, net of issuance costs (refer note 20), shares						12,456,071
Issuance of shares as a result of Conversion of convertible notes										10,157,000																		10,157,000
Issuance of shares as a result of Conversion of convertible notes, shares						1,976,050
Shares issued to a vendor of Legacy Fusemachines to settle outstanding invoices.										198,000																		198,000
Shares issued to a vendor of Legacy Fusemachines to settle outstanding invoices., shares						29,611
Transfer of Fusemachines Inc. common stock to a third party vendor										151,000																		151,000
CSLM Sponsor Transfer of Pubco Shares to Fusemachines third party, shares
Conversion of convertible preferred stock into common stock in connection with the reverse recapitalization		$ (7,865,000)				$ 1,000				7,864,000
Conversion of convertible preferred stock into common stock in connection with the reverse recapitalization, shares		(5,950,673)				5,950,673
Treasury stock cancellation upon reverse recapitalization										(2,903,000)			$ 2,903,000
Treasury stock cancellation upon reverse recapitalization, shares	[1],[2]												(438,903)
Prepaid forward purchase agreement																			11,005,000									11,005,000
Issuance of shares pursuant to PIPE transaction (refer note 23)										1,000,000																		1,000,000
Issuance of shares pursuant to PIPE transaction (refer note 23), shares						588,235
Issuance of warrants related to forward purchase agreement and convertible note agreement (refer note 10 &22 )										1,013,000																		1,013,000
Loss for extinguishment of convertible notes payable										391,000																		391,000
Foreign currency translation																									10,000			$ 10,000
Issuance of common stock upon exercise of stock option, shares																												6,772
Net loss																												$ (928,000)
Balance at Dec. 31, 2025						$ 3,000				31,311,000				[3],[4]					(11,005,000)			(35,145,000)			260,000			$ (14,576,000)
Balance, shares at Dec. 31, 2025	[3],[4]					28,938,266
Balance, shares at Dec. 31, 2025														[1],[2],[3],[4]
Balance at Mar. 31, 2025		$ 7,865,000	[3],[4]			$ 1,000	[3],[4]			5,158,000			$ (2,903,000)	[3],[4]								(34,470,000)			250,000			$ (24,099,000)
Balance, shares at Mar. 31, 2025	[3],[4]	5,950,673				7,270,964
Balance, shares at Mar. 31, 2025	[3],[4]												438,903
Stock-based compensation			[3],[4]				[3],[4]			53,000				[3],[4]														53,000
Net loss			[3],[4]				[3],[4]							[3],[4]								(3,786,000)						(3,786,000)
Balance at Jun. 30, 2025		$ 7,865,000	[3],[4]			$ 1,000	[3],[4]			5,211,000			$ (2,903,000)	[3],[4]								(38,256,000)			250,000			(27,832,000)
Balance, shares at Jun. 30, 2025	[3],[4]	5,950,673				7,270,964
Balance, shares at Jun. 30, 2025	[3],[4]												438,903
Balance at Dec. 31, 2025						$ 3,000				31,311,000				[3],[4]					(11,005,000)			(35,145,000)			260,000			$ (14,576,000)
Balance, shares at Dec. 31, 2025	[3],[4]					28,938,266
Balance, shares at Dec. 31, 2025														[1],[2],[3],[4]
Stock-based compensation										878,000				[3],[4]														$ 878,000
Issuance of common stock upon cashless exercise of stock option										39,000				[3],[4]														39,000
Issuance of common stock upon cashless exercise of stock option, shares	[3],[4]					21,456
Shares withheld related to cashless exercise										(1,000)				[3],[4]														(1,000)
Shares withheld related to cashless exercise, shares	[3],[4]					(741)
Foreign currency translation														[3],[4]											9,000			9,000
Issuance of common stock upon exercise of stock option										18,000				[3],[4]														$ 18,000
Issuance of common stock upon exercise of stock option, shares						26,321	[3],[4]																					26,321
Deemed dividend related to Shortfall Warrants modification ( refer note 15 )										84,000				[3],[4]								(84,000)
Net loss														[3],[4]								(3,721,000)						(3,721,000)
Balance at Jun. 30, 2026			[3],[4]			$ 3,000	[3],[4]			32,329,000				[3],[4]					(11,005,000)			(38,950,000)			269,000			(17,354,000)
Balance, shares at Jun. 30, 2026	[3],[4]					28,985,302
Balance, shares at Jun. 30, 2026	[3],[4]
Balance at Mar. 31, 2026			[3],[4]			$ 3,000	[3],[4]			31,801,000				[3],[4]					(11,005,000)			(36,101,000)			269,000			(15,033,000)
Balance, shares at Mar. 31, 2026	[3],[4]					28,939,240
Balance, shares at Mar. 31, 2026	[3],[4]
Stock-based compensation			[3],[4]				[3],[4]			472,000				[3],[4]														472,000
Issuance of common stock upon cashless exercise of stock option			[3],[4]				[3],[4]			38,000				[3],[4]														38,000
Issuance of common stock upon cashless exercise of stock option, shares	[3],[4]					19,741
Foreign currency translation			[3],[4]				[3],[4]							[3],[4]
Issuance of common stock upon exercise of stock option			[3],[4]				[3],[4]			18,000				[3],[4]														18,000
Issuance of common stock upon exercise of stock option, shares	[3],[4]					26,321
Net loss			[3],[4]				[3],[4]							[3],[4]								(2,849,000)						(2,849,000)
Balance at Jun. 30, 2026			[3],[4]			$ 3,000	[3],[4]			$ 32,329,000				[3],[4]					$ (11,005,000)			$ (38,950,000)			$ 269,000			$ (17,354,000)
Balance, shares at Jun. 30, 2026	[3],[4]					28,985,302
Balance, shares at Jun. 30, 2026	[3],[4]

[1]	In connection with the consummation of the business combination, the Company adopted a new capital structure and amended the par value of its common stock from $0.00001 per share to $0.0001 per share. Accordingly, the historical equity presentation has been adjusted to reflect the revised par value of the Company’s common stock. The change resulted in a reclassification of amounts within stockholders’ equity from additional paid-in capital to common stock to reflect the increased par value per share. This reclassification had no impact on total stockholders’ equity.
[2]	The number of shares of convertible preferred stock and common stock issued and outstanding prior to the Merger have been retroactively adjusted by the Exchange Ratio to give effect to the reverse recapitalization treatment of the Merger.
[3]	In connection with the consummation of the business combination, the Company adopted a new capital structure and amended the par value of its common stock from $0.00001 per share to $0.0001 per share. Accordingly, the historical equity presentation has been adjusted to reflect the revised par value of the Company’s common stock. The change resulted in a reclassification of amounts within stockholders’ deficit from additional paid-in capital to common stock to reflect the increased par value per share. This reclassification had no impact on total stockholders’ deficit.
[4]	The number of shares of convertible preferred stock, common stock and treasury stock issued and outstanding prior to the Merger have been retroactively adjusted by the Exchange Ratio to give effect to the reverse recapitalization treatment of the Merger.